Stock-Based Compensation - Summary of Share-based Compensation Arrangement By Share Based Payment Award Options Vested And Expected To Vest Exercisable (Detail) - USD ($)
$ / shares in Units, $ in Thousands
	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Number of Shares Subject to Stock Options Outstanding
Beginning balance (in shares)	27,582,000	24,915,000
Options granted (in shares)	0	5,000,000
Exercised (in shares)	0	(190,000)
Canceled/forfeited (in shares)	(2,812,000)	(2,143,000)
Ending balance (in shares)	24,770,000	27,582,000	24,915,000
Options vested and expected to vest (in shares)	24,664,000	27,167,000
Exercisable (in shares)	20,243,000	18,633,000
Weighted- Average Exercise Price
Weighted-Average Exercise Price, Beginning balance (in dollars per share)	$ 9.43	$ 9.32
Options granted (in dollars per share)	0	10
Exercised (in dollars per share)	0	9.04
Canceled/forfeited (in dollars per share)	9.41	9.52
Weighted-Average Exercise Price, Ending balance (in dollars per share)	9.44	9.43	$ 9.32
Weighted-Average Exercise Price, Options vested and expected to vest (in dollars per share)	9.44	9.44
Weighted-Average Exercise Price, (in dollars per share)	$ 9.42	$ 9.42
Weighted-Average Remaining Contractual Term, Outstanding	6 years 6 months	7 years	7 years 7 months 6 days
Weighted-Average Remaining Contractual Term, Options vested and expected to vest	6 years 6 months	7 years
Weighted-Average Remaining Contractual Term, Exercisable	6 years 2 months 12 days	6 years 6 months
Aggregate Intrinsic Value, Beginning balance	$ 0	$ 20,564
Aggregate Intrinsic Value, Ending balance	0	0	$ 20,564
Aggregate Intrinsic Value, Options vested and expected to vest	0	0
Aggregate Intrinsic Value	$ 0	$ 0
Share price (in dollars per share)	$ 1.62	$ 3.91
Pro Forma
Weighted- Average Exercise Price
Share price (in dollars per share)			$ 9.89
Previously Reported
Number of Shares Subject to Stock Options Outstanding
Beginning balance (in shares)		1,071,605,000
Ending balance (in shares)			1,071,605,000
Weighted- Average Exercise Price
Weighted-Average Exercise Price, Beginning balance (in dollars per share)		$ 0.22
Weighted-Average Exercise Price, Ending balance (in dollars per share)			$ 0.22
Weighted-Average Remaining Contractual Term, Outstanding			7 years 7 months 6 days
Aggregate Intrinsic Value, Beginning balance		$ 20,564
Aggregate Intrinsic Value, Ending balance			$ 20,564
Retroactive application of reverse recapitalization
Number of Shares Subject to Stock Options Outstanding
Beginning balance (in shares)		(1,046,690,000)
Ending balance (in shares)			(1,046,690,000)